UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2018

Date of reporting period:	April 30, 2018

Item 1. Schedule of Investments:

Putnam Short Term Investment Fund

The fund's portfolio
4/30/18 (Unaudited)

REPURCHASE AGREEMENTS (44.8%)(a)
				Principal amount	Value

Interest in $225,000,000 joint tri-party repurchase agreement dated 4/30/18 with Barclays Capital, Inc. due 5/1/18 - maturity value of $75,003,542 for an effective yield of 1.700% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.125% to 2.375% and due dates ranging from 1/15/20 to 2/15/44, valued at $229,510,868)				$75,000,000	$75,000,000

Interest in $50,000,000 tri-party term repurchase agreement dated 4/23/18 with BMO Capital Markets due 7/10/18 - maturity value of $50,194,639 for an effective yield of 1.820% (collateralized by various U.S. Treasury notes with coupon rates ranging from 1.875% to 2.000% and due dates ranging from 2/28/22 to 8/15/25, valued at $51,018,117)(IR)				50,000,000	50,000,000

Interest in $26,500,000 tri-party term repurchase agreement dated 4/30/18 with BNP Paribas, 1.910% (collateralized by various corporate bonds and notes with coupon rates ranging from 1.000% to 7.500% and due dates ranging from 5/3/18 to 12/31/99, valued at $27,826,886)(IR)(EG)				26,500,000	26,500,000

Interest in $196,000,000 joint tri-party repurchase agreement dated 4/30/18 with BNP Paribas due 5/1/18 - maturity value of $62,265,957 for an effective yield of 1.710% (collateralized by various mortgage backed securities with coupon rates ranging from 3.000% to 6.500% and due dates ranging from 8/1/19 to 5/1/56, valued at $197,855,882)				62,263,000	62,263,000

Interest in $404,000,000 joint tri-party repurchase agreement dated 4/30/18 with Citigroup Global Markets, Inc. due 5/1/18 - maturity value of $160,007,644 for an effective yield of 1.720% (collateralized by various U.S. Treasury notes with coupon rates ranging from 0.875% to 2.375% and due dates ranging from 5/15/19 to 5/31/21, valued at $412,080,057)				160,000,000	160,000,000

Interest in $78,588,000 tri-party repurchase agreement dated 4/30/18 with Goldman, Sachs & Co. due 5/1/18 - maturity value of $78,591,733 for an effective yield of 1.710% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 7.000% and due dates ranging from 5/25/18 to 1/1/48, valued at $80,159,760)				78,588,000	78,588,000

Interest in $300,000,000 joint tri-party repurchase agreement dated 4/30/18 with HSBC Bank USA, National Association due 5/1/18 - maturity value of $125,005,938 for an effective yield of 1.710% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.125% to 8.125% and due dates ranging from 9/30/18 to 5/15/46, valued at $306,000,701)				125,000,000	125,000,000

Interest in $100,000,000 tri-party repurchase agreement dated 4/30/18 with JPMorgan Securities, LLC due 5/1/18 - maturity value of $100,004,694 for an effective yield of 1.690% (collateralized by a U.S. Treasury note with a coupon rate of 2.625% and a due date of 2/28/23, valued at $102,003,691)				100,000,000	100,000,000

Interest in $50,000,000 tri-party repurchase agreement dated 4/30/18 with JPMorgan Securities, LLC due 5/1/18 - maturity value of $50,002,375 for an effective yield of 1.710% (collateralized by various mortgage backed securities with coupon rates ranging from 2.000% to 7.000% and due dates ranging from 6/1/18 to 6/1/57, valued at $51,003,354)				50,000,000	50,000,000

Interest in $100,000,000 tri-party term repurchase agreement dated 4/25/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc. due 5/2/18 - maturity value of $100,032,667 for an effective yield of 1.680% (collateralized by various mortgage backed securities with coupon rates ranging from 3.500% to 3.611% and due dates ranging from 7/1/41 to 2/1/57, valued at $102,000,000)				100,000,000	100,000,000

Interest in $217,407,000 joint tri-party repurchase agreement dated 4/30/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc. due 5/1/18 - maturity value of $75,199,614 for an effective yield of 1.730% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 5.000% and due dates ranging from 1/1/32 to 2/1/57, valued at $221,755,141)				75,196,000	75,196,000

Interest in $50,000,000 tri-party term repurchase agreement dated 4/13/18 with RBC Capital Markets, LLC due 6/13/18 - maturity value of $50,144,028 for an effective yield of 1.700% (collateralized by various mortgage backed securities with coupon rates ranging from 2.250% to 6.500% and due dates ranging from 6/1/22 to 5/1/48, valued at $51,043,350)(IR)				50,000,000	50,000,000

Interest in $25,000,000 tri-party term repurchase agreement dated 4/30/18 with RBC Capital Markets, LLC, 1.940% (collateralized by various corporate bonds and notes with coupon rates ranging from 2.503% to 7.000% and due dates ranging from 9/1/20 to 2/14/50, valued at $26,251,415)(IR)(EG)				25,000,000	25,000,000

Interest in $216,000,000 joint tri-party repurchase agreement dated 4/30/18 with RBC Capital Markets, LLC due 5/1/18 - maturity value of $155,052,408 for an effective yield of 1.720% (collateralized by various mortgage backed securities with coupon rates ranging from 1.970% to 5.000% and due dates ranging from 10/1/21 to 4/1/48, valued at $220,330,527)				155,045,000	155,045,000

Total repurchase agreements (cost $1,132,592,000)					$1,132,592,000

COMMERCIAL PAPER (21.6%)(a)
	Yield (%)	Maturity date		Principal amount	Value

ABN AMRO Funding USA, LLC	1.883	5/16/18		$24,750,000	$24,729,639

Apple, Inc.	1.844	5/16/18		12,500,000	12,490,206

Australia & New Zealand Banking Group, Ltd. (Australia)	2.253	6/26/18		12,000,000	11,963,444

Australia & New Zealand Banking Group, Ltd. 144A (Australia)	2.227	10/16/18		12,000,000	12,001,896

Bank of Nova Scotia (The) 144A (Canada)	1.404	6/21/18		14,000,000	14,003,262

Barclays Bank PLC (United Kingdom)	2.060	5/15/18		14,000,000	13,990,492

BPCE SA (France)	2.344	7/9/18		12,500,000	12,449,274

Canadian Imperial Bank of Commerce (Canada)	1.800	11/5/18		14,900,000	14,889,853

Caterpillar Financial Services Corp.	2.064	5/25/18		12,000,000	11,983,200

Commonwealth Bank of Australia (Australia)	1.702	12/7/18		14,000,000	13,991,362

Commonwealth Bank of Australia (Australia)	1.582	11/29/18		12,000,000	11,991,408

Consolidated Edison, Inc.	2.254	5/23/18		2,165,000	2,162,086

Danske Corp. 144A Ser. A (Denmark)	2.263	7/2/18		12,000,000	11,954,493

DnB Bank ASA (Norway)	1.728	7/30/18		12,250,000	12,249,216

Dominion Energy Gas Holdings, LLC	2.335	5/15/18		13,000,000	12,988,788

Export Development Canada (Canada)	2.378	10/1/18		12,000,000	11,881,163

Export Development Canada (Canada)	2.010	6/4/18		13,000,000	12,976,580

Export Development Canada (Canada)	1.991	6/8/18		26,000,000	25,947,497

GlaxoSmithKline, LLC (United Kingdom)	1.831	5/3/18		12,000,000	11,998,255

HSBC Bank PLC 144A (United Kingdom)	2.426	6/25/18		5,000,000	5,003,650

HSBC Bank PLC 144A (United Kingdom)	1.785	11/1/18		14,000,000	13,988,338

HSBC Bank PLC 144A (United Kingdom)	1.442	11/5/18		17,000,000	16,984,734

IBM Credit, LLC	1.925	5/29/18		21,692,000	21,659,551

Mizuho Bank, Ltd./NY	1.924	5/25/18		13,500,000	13,482,778

National Australia Bank, Ltd. (Australia)	2.247	6/21/18		12,000,000	11,965,715

National Australia Bank, Ltd. (Australia)	2.243	6/18/18		12,000,000	11,967,889

National Australia Bank, Ltd. (Australia)	1.735	8/1/18		14,500,000	14,499,043

Nationwide Building Society (United Kingdom)	1.909	5/17/18		11,000,000	10,990,115

Nationwide Building Society (United Kingdom)	1.789	5/14/18		14,000,000	13,989,852

Nestle Finance International (Switzerland)	1.849	5/14/18		13,000,000	12,991,234

NRW.Bank (Germany)	1.883	5/8/18		13,000,000	12,995,155

NRW.Bank (Germany)	1.767	5/2/18		13,500,000	13,498,779

Oncor Electric Delivery	2.255	5/30/18		12,000,000	11,976,700

Prudential PLC (United Kingdom)	2.007	6/18/18		12,500,000	12,466,227

Roche Holdings, Inc. (Switzerland)	1.845	5/22/18		25,000,000	24,972,302

Simon Property Group LP	1.934	5/21/18		15,000,000	14,983,830

Societe Generale SA (France)	1.862	5/31/18		11,000,000	10,982,808

Toronto-Dominion Bank (The) (Canada)	1.537	8/28/18		11,000,000	10,995,886

Toronto-Dominion Bank (The) (Canada)	1.435	8/21/18		15,000,000	14,996,490

UBS AG/London 144A (United Kingdom)	1.771	7/25/18		14,000,000	14,001,456

Total commercial paper (cost $546,072,698)					$546,034,646

CERTIFICATES OF DEPOSIT (17.7%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Bank of America, NA FRN	2.287	10/3/18		$25,000,000	$25,005,212

Bank of America, NA FRN	1.761	8/21/18		26,000,000	25,992,330

Bank of Montreal/Chicago, IL FRN (Canada)	2.214	9/12/18		14,000,000	14,000,140

Bank of Montreal/Chicago, IL FRN (Canada)	2.094	7/12/18		9,250,000	9,251,637

Bank of Nova Scotia/Houston FRN	2.075	6/7/18		15,000,000	15,003,300

Canadian Imperial Bank of Commerce/New York, NY FRN	2.141	12/28/18		19,000,000	18,982,178

Commonwealth Bank of Australia 144A FRN (Australia)	1.174	5/2/18		15,000,000	15,000,285

Cooperatieve Rabobank UA/NY FRN (Netherlands)	2.277	10/1/18		12,500,000	12,503,175

Credit Suisse AG/New York, NY FRN	2.154	7/18/18		12,000,000	12,003,216

HSBC Bank USA, NA	2.095	8/9/18		11,000,000	10,999,230

Lloyds Bank PLC/New York, NY FRN (United Kingdom)	2.114	8/13/18		13,700,000	13,699,137

Lloyds Bank PLC/New York, NY FRN (United Kingdom)	2.067	7/16/18		12,000,000	12,001,056

Mitsubishi UFJ Trust & Banking Corp./NY FRN	2.198	8/22/18		14,000,000	14,000,924

Mizuho Bank, Ltd./NY	2.340	7/6/18		12,500,000	12,506,461

Nordea Bank AB/New York, NY	2.170	8/27/18		14,000,000	13,996,538

Nordea Bank AB/New York, NY FRN	2.297	3/14/19		14,000,000	14,003,596

Nordea Bank AB/New York, NY FRN	2.115	2/8/19		14,000,000	13,983,032

Royal Bank of Canada/New York, NY FRN (Canada)	2.125	12/7/18		14,000,000	13,987,610

Skandinaviska Enskilda Banken AB/New York, NY FRN	2.226	10/17/18		25,000,000	25,004,425

Societe Generale/New York, NY FRN (France)	2.291	10/5/18		13,000,000	13,003,419

Svenska Handelsbanken/New York, NY FRN (Sweden)	2.078	10/26/18		25,000,000	24,987,350

Svenska Handelsbanken/New York, NY FRN (Sweden)	2.027	7/2/18		11,000,000	11,001,331

Toronto-Dominion Bank/NY FRN (Canada)	2.155	5/7/18		12,000,000	12,000,936

U.S. Bank NA/Cincinnati, OH FRN	1.700	7/23/18		26,300,000	26,298,895

Wells Fargo Bank, NA FRN	2.146	11/16/18		12,000,000	11,995,692

Wells Fargo Bank, NA FRN	2.117	11/15/18		19,000,000	18,990,101

Wells Fargo Bank, NA FRN	2.115	10/5/18		9,000,000	8,995,941

Westpac Banking Corp./NY FRN (Australia)	2.208	3/5/19		14,000,000	13,991,250

Westpac Banking Corp./NY FRN (Australia)	2.137	2/1/19		13,000,000	12,987,611

Total certificates of deposit (cost $446,248,359)					$446,176,008

ASSET-BACKED COMMERCIAL PAPER (12.6%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Alpine Securitization, LLC	2.012	5/31/18		$10,000,000	$9,983,002

Atlantic Asset Securitization, LLC	1.849	5/10/18		26,510,000	26,496,819

Bedford Row Funding Corp.	1.466	11/5/18		14,000,000	13,985,650

CAFCO, LLC	2.335	7/10/18		12,000,000	11,949,282

CAFCO, LLC	2.293	7/20/18		12,000,000	11,939,628

Chariot Funding, LLC	2.274	6/22/18		14,000,000	13,957,953

Chariot Funding, LLC	2.213	6/19/18		13,000,000	12,963,401

CHARTA, LLC	2.335	7/16/18		6,700,000	6,667,943

CHARTA, LLC	2.314	6/22/18		12,000,000	11,963,854

Collateralized Commercial Paper Co., LLC	2.186	9/12/18		12,000,000	12,003,696

Collateralized Commercial Paper Co., LLC	2.010	5/22/18		13,000,000	12,985,009

Collateralized Commercial Paper II Co., LLC 144A	2.379	8/21/18		12,000,000	11,909,939

Collateralized Commercial Paper II Co., LLC 144A	2.078	6/5/18		13,000,000	13,003,068

CRC Funding, LLC	2.212	6/11/18		13,000,000	12,970,091

Fairway Finance Co., LLC 144A (Canada)	2.304	7/13/18		13,000,000	12,940,383

Gotham Funding Corp. (Japan)	2.313	6/20/18		13,000,000	12,962,706

Liberty Street Funding, LLC (Canada)	2.081	5/29/18		14,000,000	13,978,200

Manhattan Asset Funding Co., LLC (Japan)	2.005	6/4/18		10,000,000	9,980,925

MetLife Short Term Funding, LLC	2.231	6/25/18		9,500,000	9,470,001

MetLife Short Term Funding, LLC	2.030	6/4/18		8,995,000	8,977,929

MetLife Short Term Funding, LLC	1.959	5/22/18		14,000,000	13,984,164

Old Line Funding, LLC	2.242	6/13/18		10,000,000	9,975,543

Thunder Bay Funding, LLC	2.242	6/13/18		10,000,000	9,975,543

Thunder Bay Funding, LLC	1.689	6/11/18		20,000,000	19,996,318

Victory Receivables Corp. (Japan)	1.808	5/1/18		13,000,000	12,999,386

Total asset-backed commercial paper (cost $318,006,884)					$318,020,433

TIME DEPOSITS (3.0%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Australia & New Zealand Banking Group, Ltd./Cayman Islands (Cayman Islands)	1.700	5/1/18		$25,000,000	$25,000,000

ING Bank NV (Netherlands)	1.740	5/3/18		25,000,000	25,000,000

Svenska Handelsbanken/New York, NY (Sweden)	1.650	5/1/18		25,000,000	25,000,000

Total time deposits (cost $75,000,000)					$75,000,000

CORPORATE BONDS AND NOTES (0.4%)(a)
	Interest rate (%)		Maturity date	Principal amount	Value

Metropolitan Life Global Funding I 144A FRN	(BBA LIBOR USD 3 Month + 0.34%), 2.447%		9/14/18	$11,000,000	$11,012,418

Total corporate bonds and notes (cost $11,011,604)					$11,012,418

TOTAL INVESTMENTS

Total investments (cost $2,528,931,545)					$2,528,835,505

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2017 through April 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,525,856,234.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
(EG)	Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	70.9%
	Canada	7.2
	United Kingdom	5.5
	Australia	5.2
	Sweden	2.4
	Switzerland	1.5
	Netherlands	1.5
	France	1.4
	Japan	1.4
	Germany	1.0
	Cayman Islands	1.0
	Norway	0.5
	Denmark	0.5

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $1,156,216,443, is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$318,020,433	$—
Certificates of deposit	—	446,176,008	—
Commercial paper	—	546,034,646	—
Corporate bonds and notes	—	11,012,418	—
Repurchase agreements	—	1,132,592,000	—
Time deposits	—	75,000,000	—

Totals by level	$—	$2,528,835,505	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: June 29, 2018